Organization and Basis of Presentation (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Jan. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 22, 2014
Net loss		$ (217,181)	$ (264,295)	$ (296,435)	$ (577,787)	$ (444,331)	$ (69,967)	$ (777,911)	$ (1,092,085)	$ (1,625,124)	$ (76,876)
Net cash used in operating activities								(320,838)	(345,689)	(477,557)	(75,312)
Working capital										225,194
Total stockholders' equity		$ 302,477	$ 277,193	$ 449,298	$ 197,745	$ 619,157	$ 761,988	$ 302,477	197,745	$ 71,843	$ 566,955	$ 643,831
Common stock		69,169,858						69,169,858		70,404,086	68,984,086		40,000,000
Preferred stock		40,000,000						40,000,000		40,000,000	40,000,000		40,000,000
Membership interest													100.00%
Common stock, shares par value		$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Proceeds from Issuance of Common Stock								$ 337,500	$ 415,000	$ 415,000	$ 0
CEO
Common stock	250,000
Common stock, shares par value	$ 0.55
Proceeds from Issuance of Common Stock	$ 137,500